UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
BANK LOANS - 0.7%
AUSTRALIA - 0.7%
AUD	11,000	Brickworks Ltd. Term Loan C, 4.09%, 10/16/2025(a)(b)	$7,999,522

Total Bank Loans - 0.7% (cost $8,716,952)			7,999,522

CORPORATE BONDS - 65.9%
AUSTRALIA - 2.3%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020(c)	1,939,751
USD	6,000	Australia and New Zealand Banking Group Ltd., 6.75%, 12/29/2049(c)	6,195,000
AUD	6,043	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025(b)(g)(h)	4,814,550
AUD	7,239	CF Asia Pacific Group Pty Ltd., 8.35%, 05/31/2019(b)(c)(e)(h)	5,278,793
AUD	4,310	NEXTDC Ltd., 6.25%, 06/09/2019(e)	3,181,124
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	5,826,596

			27,235,814

CHINA - 20.1%
USD	6,500	Agile Group Holdings Ltd.,, 10.22%, 07/18/2019(c)(d)(e)(f)	6,597,500
CNY	20,000	Agricultural Development Bank of China, 4.37%, 05/25/2023	3,098,116
CNH	10,000	Bank of China Ltd., 4.88%, 04/20/2020	1,515,095
USD	4,500	Central China Real Estate Ltd., 8.00%, 03/01/2019(c)(e)	4,523,477
USD	6,400	China Aoyuan Group Ltd., 7.95%, 09/07/2020(c)(e)	6,531,821
CNY	160,000	China Development Bank, 4.88%, 02/09/2028	25,850,541
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,184,854
USD	6,800	China Evergrande Group, 8.25%, 03/23/2020(c)(e)	6,457,538
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,497,329
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(c)	7,388,780
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(c)	5,072,889
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022(c)	3,861,544
USD	8,300	CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/2025(c)	8,550,851
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(c)	7,761,637
USD	8,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	8,213,080
USD	6,810	Country Garden Holdings Co. Ltd., 8.00%, 09/27/2021(c)(e)	6,892,891
CNY	20,000	Export-Import Bank of China, 4.37%, 06/19/2023	3,102,337
CNH	40,000	Franshion Brilliant Ltd., 5.20%, 03/08/2021	5,940,967
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021(c)	3,238,362
USD	1,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023(c)	965,998
USD	4,086	Health and Happiness H&H International Holdings Ltd., 7.25%, 03/04/2019(c)(e)	4,127,849
USD	4,000	Hilong Holding Ltd., 7.25%, 06/22/2020(c)	3,738,036
USD	6,900	Huarong Finance II Co. Ltd., 3.25%, 06/03/2021(c)	6,722,773
USD	4,300	Industrial & Commercial Bank of China Ltd.,, 6.00%, 12/10/2019(c)(e)(f)	4,349,054
USD	6,500	Logan Property Holdings Co. Ltd., 6.88%, 04/24/2020(c)(e)	6,441,864
USD	7,100	New Metro Global Ltd., 5.00%, 08/08/2020(c)(e)	6,408,993
USD	5,500	Poly Real Estate Finance Ltd., 3.95%, 02/05/2023(c)	5,349,102
USD	7,000	Postal Savings Bank of China Co. Ltd.,, 4.50%, 09/27/2022(c)(e)(f)	6,720,000
USD	1,000	Scenery Journey Ltd., 11.00%, 11/06/2020(c)	1,030,050
USD	3,308	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(c)	3,310,150
USD	2,800	SF Holding Investment Ltd., 4.13%, 07/26/2023(c)	2,789,203
USD	7,600	Shimao Property Holdings Ltd., 8.38%, 03/01/2019(c)(e)	7,950,459
USD	3,000	Sinochem International Development Pte Ltd., 3.13%, 07/25/2022(c)	2,912,952
USD	5,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(c)	5,091,816
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(c)	6,077,844
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027(c)	14,382,167
USD	3,400	Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/2023(c)	3,275,492

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
USD	3,331	Tencent Holdings Ltd., 3.80%, 02/11/2025(c)	$3,351,495
USD	3,700	Tianqi Finco Co. Ltd., 3.75%, 11/28/2022(c)	3,287,890
USD	7,400	Times China Holdings Ltd., 6.60%, 11/30/2020(c)(e)	6,838,444
USD	7,200	Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/2027(c)	6,649,711
USD	5,400	Voyage Bonds Ltd., 3.38%, 09/28/2022(c)	5,185,647
USD	3,500	Yankuang Group Cayman Ltd., 4.75%, 11/30/2020(c)	3,439,849
USD	2,882	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(c)(e)	2,770,891

			240,447,338

GERMANY - 3.3%
AUD	5,000	KfW, 6.00%, 08/20/2020(i)	3,843,517
AUD	20,500	KfW, 6.25%, 12/04/2019(i)	15,401,305
AUD	15,000	KfW, 6.25%, 05/19/2021(i)	11,884,379
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(i)(j)	8,084,182

			39,213,383

HONG KONG - 4.0%
USD	2,594	CK Hutchison Capital Securities 17 Ltd., (fixed rate to 05/12/2022, variable rate thereafter), 4.00%, 05/12/2022(c)(e)(f)	2,453,631
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022(c)	4,766,174
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021(c)	3,744,893
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023(c)	5,354,121
USD	8,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(c)	7,478,464
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(c)	19,316,705
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	1,342,653
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(c)	2,862,311

			47,318,952

INDIA - 11.3%
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027(c)(e)	8,623,878
INR	350,000	Adani Transmission Ltd., 10.25%, 04/15/2021	5,096,452
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,203,895
USD	3,840	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(c)	3,722,473
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,058,545
INR	350,000	HDFC Bank Ltd., 7.95%, 09/21/2026	4,669,626
INR	300,000	Housing Development Finance Corp. Ltd., 7.60%, 06/26/2020	4,179,204
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,413,735
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020(e)	3,528,093
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026(c)	10,244,319
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,555,034
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,627,672
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	2,700,607
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,422,372
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,588,576
USD	3,780	Neerg Energy Ltd., 6.00%, 02/13/2020(c)(e)	3,632,043
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022(c)	3,466,589
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025(h)	2,815,037
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,454,550
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,451,631
INR	250,000	Power Finance Corp. Ltd., 7.50%, 09/17/2020	3,465,351
INR	250,000	Power Finance Corp. Ltd., 8.36%, 02/26/2020	3,500,000
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,514,813
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,844,702
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	2,918,718

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
INDIA (continued)
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025(c)	$6,964,672
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	3,564,592
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,820,568
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,191,590
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,013,973
INR	50,000	State of Karnataka India, 7.38%, 09/27/2027	670,156
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	3,980,184
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,417,878
USD	6,883	Vedanta Resources PLC, 6.13%, 08/09/2021(c)(e)	6,260,583
USD	6,800	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(c)	6,374,218

			134,956,329

INDONESIA - 2.2%
USD	6,250	Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/2021(c)(e)	5,653,487
USD	4,200	Jababeka International BV, 6.50%, 10/05/2020(c)(e)	3,756,661
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,176,704
USD	2,625	LLPL Capital Pte Ltd., 6.88%, 02/04/2039(c)(h)	2,625,000
USD	1,600	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(c)(e)	1,459,283
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048(c)	6,601,878
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2020(c)(e)	4,153,807

			26,426,820

MACAU - 0.5%
USD	6,600	Sands China Ltd., 5.40%, 05/08/2028(e)	6,518,247

MALAYSIA - 3.2%
MYR	10,000	Cagamas Bhd, 4.05%, 09/07/2021	2,438,316
MYR	1,500	Cagamas Bhd, 4.45%, 11/25/2020	369,149
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023(e)	1,238,550
MYR	10,000	GENM Capital Bhd, 4.98%, 07/11/2023	2,469,824
USD	14,000	Gohl Capital Ltd., 4.25%, 01/24/2027(c)	13,430,830
MYR	4,800	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	1,179,159
MYR	5,000	Pengurusan Air SPV Bhd, 4.22%, 02/07/2023	1,220,703
USD	3,600	Press Metal Labuan Ltd., 4.80%, 10/30/2020(c)(e)	3,407,972
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,223,759
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021(c)	3,626,165
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(c)	6,506,696
MYR	5,000	United Overseas Bank Malaysia Bhd, 4.80%, 07/25/2023(e)	1,230,435

			38,341,558

NETHERLANDS - 0.5%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 06/16/2019(c)(e)	5,951,972

PHILIPPINES - 2.5%
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025(c)	7,163,926
USD	3,446	International Container Terminal Services, Inc., 7.38%, 03/17/2020(c)	3,576,328
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023(c)	12,865,592
USD	7,000	Royal Capital BV,, 4.88%, 05/05/2024(c)(e)(f)	6,457,500

			30,063,346

QATAR - 0.1%
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	1,510,875

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
SINGAPORE - 2.2%
USD	4,000	DBS Group Holdings Ltd.,, 3.60%, 09/07/2021(c)(e)(f)	$3,864,000
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable thereafter), 4.52%, 12/11/2023(c)(e)	2,456,083
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2019(c)(e)	7,264,611
USD	3,800	Parkway Pantai Ltd.,, 4.25%, 07/27/2022(c)(e)(f)	3,587,200
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(c)(e)(j)	8,914,950

			26,086,844

SOUTH KOREA - 6.1%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026(c)	10,582,814
USD	7,000	Doosan Power Systems SA, (fixed rate to 10/25/2021, variable thereafter), 3.75%, 10/25/2021(c)(e)	7,038,878
USD	6,000	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(c)	5,910,644
USD	11,111	Korea Development Bank (The), 2.63%, 02/27/2022	10,920,814
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(c)	10,492,289
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(c)	12,742,123
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022(c)	7,651,413
USD	3,000	Shinhan Financial Group Co. Ltd.,, 5.88%, 08/13/2023(c)(e)(f)	3,000,018
USD	4,733	Woori Bank, 5.13%, 08/06/2028(c)	4,824,394

			73,163,387

THAILAND - 3.4%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029(c)	1,600,706
USD	10,000	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022(c)	10,141,560
USD	17,170	Krung Thai Bank PCL,, 5.20%, 12/26/2019(c)(e)(j)	17,312,769
USD	4,331	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(c)	4,525,061
USD	5,386	PTTEP Treasury Center Co. Ltd., (fixed rate to 07/17/2022, variable thereafter), 4.60%, 07/17/2022(c)(e)(f)	5,097,138
USD	2,197	Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/2028(c)	2,258,419

			40,935,653

TURKEY - 0.3%
USD	3,300	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable thereafter), 13.88%, 01/15/2024(c)(e)(f)	3,458,902

UKRAINE - 0.2%
USD	2,193	MHP SE, 7.75%, 05/10/2024(c)	2,106,464

UNITED ARAB EMIRATES - 1.4%
USD	6,700	Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(c)	6,666,500
USD	6,190	Emirates Airline, 4.50%, 02/06/2025(c)(h)	6,109,058
USD	3,700	MAF Global Securities Ltd., 5.50%, 09/07/2022(c)(e)(f)	3,552,592

			16,328,150

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
UNITED KINGDOM - 2.3%
USD	12,962	HSBC Holdings PLC, 6.38%, 03/30/2025(d)(e)(f)(j)	$13,010,607
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023(c)	6,977,821
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(c)	4,873,850
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023(c)(e)(f)	2,876,258

			27,738,536

Total Corporate Bonds - 65.9% (cost $824,457,283)			787,802,570

GOVERNMENT BONDS - 71.8%
AUSTRALIA - 39.1%
AUD	46,300	Australia Government Bond, 2.75%, 11/21/2028(c)	35,124,028
AUD	12,400	Australia Government Bond, 3.25%, 04/21/2025(c)	9,668,819
AUD	23,200	Australia Government Bond, 3.25%, 06/21/2039(c)	18,443,941
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037(c)	43,342,465
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033(c)	16,136,829
AUD	91,700	Australia Government Bond, 5.25%, 03/15/2019(c)	66,920,426
AUD	81,700	Australia Government Bond, 5.50%, 04/21/2023(c)	68,314,896
AUD	6,000	New South Wales Treasury Corp., 3.00%, 04/20/2029(c)	4,446,552
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030(c)	9,943,126
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(c)	6,013,101
AUD	25,000	New South Wales Treasury Corp., 6.00%, 05/01/2020(c)	19,052,867
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	12,198,422
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023(c)	17,381,824
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021(c)	40,330,153
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021(c)(i)	3,728,940
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(i)	34,772,458
AUD	16,200	Queensland Treasury Corp., 6.25%, 02/21/2020(c)	12,288,498
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	16,566,197
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024	3,664,536
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022	16,324,302
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	12,181,282

			466,843,662

CHINA - 0.6%
CNY	10,000	Central Huijin Investment, 3.67%, 01/16/2024	1,490,314
CNY	4,000	China Government Bond, 2.85%, 01/28/2026(k)	584,540
CNY	3,000	China Government Bond, 3.46%, 07/11/2020(k)	453,485
CNY	10,000	China Government Bond, 3.54%, 08/16/2028	1,537,414
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(k)	305,502
CNY	20,000	China Government Bond, 3.69%, 05/17/2028	3,113,554

			7,484,809

INDIA - 4.6%
INR	750,000	India Government Bond, 7.68%, 12/15/2023	10,719,558
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	14,243,532
INR	475,000	India Government Bond, 7.73%, 12/19/2034	6,718,926
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	15,052,470
INR	439,000	India Government Bond, 8.30%, 07/02/2040	6,575,124
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,625,543
INR	9,590	India Government Bond, 9.20%, 09/30/2030	149,945

			55,085,098

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
INDONESIA - 12.5%
USD	591	Indonesia Government International Bond, 5.25%, 01/08/2047(c)	$624,445
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	5,707,762
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035(c)	13,747,121
IDR	269,000,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	17,716,747
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	16,831,606
IDR	53,835,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	3,263,428
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	915,062
IDR	290,000,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	21,047,680
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	20,752,685
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	21,952,850
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,247,528
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,618,956
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2022(c)	4,933,272
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(c)	4,895,450
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(c)	11,145,715
USD	1,500	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(c)	1,518,750

			148,919,057

MALAYSIA - 2.4%
MYR	11,600	Malaysia Government Bond, 3.44%, 02/15/2021	2,826,149
MYR	13,000	Malaysia Government Bond, 3.62%, 11/30/2021	3,175,383
MYR	54,000	Malaysia Government Bond, 3.73%, 06/15/2028	12,830,142
MYR	19,900	Malaysia Government Bond, 4.05%, 09/30/2021	4,910,850
MYR	10,300	Malaysia Government Bond, 4.74%, 03/15/2046	2,487,548
MYR	10,000	Malaysia Government Investment Issue, 4.76%, 08/04/2037	2,463,889

			28,693,961

NORWAY - 0.8%
AUD	7,000	Kommunalbanken, 4.50%, 04/17/2023(c)	5,524,083
AUD	4,988	Kommunalbanken AS, 6.50%, 04/12/2021	3,954,527

			9,478,609

OMAN - 0.3%
USD	4,100	Oman Sovereign Sukuk SAOC, 5.93%, 10/31/2025(c)	3,977,164

PAPUA N.GUINEA - 0.2%
USD	2,612	Papua New Guinea Government International Bond, 8.38%, 10/04/2028(c)	2,794,840

PHILIPPINES - 4.1%
PHP	251,000	Philippine Government Bond, 3.63%, 03/21/2033	3,555,072
PHP	200,000	Philippine Government Bond, 4.63%, 09/09/2040	2,881,981
PHP	238,200	Philippine Government Bond, 5.75%, 04/12/2025	4,449,065
PHP	729,770	Philippine Government Bond, 6.25%, 03/22/2028	13,857,031
PHP	543	Philippine Government Bond, 6.38%, 01/19/2022	10,482
PHP	910,000	Philippine Government Bond, 6.88%, 01/10/2029	18,061,955
PHP	300,000	Philippine Government Bond, 8.00%, 07/19/2031	6,526,189

			49,341,775

SRI LANKA - 0.6%
LKR	80,000	Sri Lanka Government Bond, 11.20%, 07/01/2022	449,065
LKR	90,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	495,891

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
SRI LANKA (continued)
LKR	150,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	$843,220
LKR	240,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	1,365,248
LKR	830,000	Sri Lanka Treasury Bills, Zero Coupon, 07/26/2019(l)	4,448,576

			7,601,200

SUPRANATIONAL - 6.0%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	11,017,900
AUD	6,800	Asian Development Bank, 6.25%, 03/05/2020	5,157,048
AUD	4,000	EUROFIMA, 5.50%, 06/30/2020	3,035,261
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	11,737,062
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	8,332,527
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,011,463
AUD	15,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	11,849,735
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	11,928,281

			71,069,277

THAILAND - 0.6%
THB	203,400	Thailand Government Bond, 3.65%, 06/20/2031	7,166,366

Total Government Bonds - 71.8% (cost $953,655,125)			858,456,618

SHORT-TERM INVESTMENT - 5.3%
UNITED STATES - 5.3%
USD	63,486,859	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(m)	63,486,859

			63,486,859

Total Short-Term Investment - 5.3% (cost $63,486,859)			63,486,859

Total Investments - 143.7% (cost $1,850,316,219)			1,717,745,569

Long Term Debt Securities			(505,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)
Other Assets in Excess of Liabilities - 5.7%			32,949,473

Net Assets - 100.0%			$1,195,695,042

AUD	-	Australian Dollar

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Illiquid security.

(c)	Denotes a restricted security.

(d)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	The maturity date presented for these instruments represents the next call/put date.

(f)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(g)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(h)	Sinkable security.

(i)	This security is government guaranteed.

(j)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2019

(k)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(l)	Issued with a zero coupon.

(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

At January 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%-Ultra Bond	236	03/20/2019	$35,994,236	$38,025,500	$2,031,263
United States Treasury Note 6%-2 year	340	03/29/2019	71,698,299	72,191,563	493,264

					$2,524,527

Short Contract Positions
United States Treasury Note 6%-10 year	(350)	03/20/2019	$(41,885,538)	$42,864,064	$(978,524)
United States Treasury Note 6%-5 year	(190)	03/29/2019	(21,426,499)	21,823,281	(396,782)

					$(1,375,306)

					$1,149,221

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
03/29/2019	HSBC Bank USA	INR	508,218,710	USD	7,100,000	$7,116,527	$16,527
Indonesian Rupiah/United States Dollar
04/12/2019	Royal Bank of Canada	IDR	287,245,000,000	USD	20,300,000	20,476,547	176,547
Singapore Dollar/United States Dollar
02/28/2019	Citibank N.A.	SGD	16,957,806	USD	12,400,000	12,603,808	203,808
02/28/2019	UBS	SGD	36,800,000	USD	26,862,530	27,351,424	488,894
South Korean Won/United States Dollar
03/07/2019	Royal Bank of Canada	KRW	45,117,435,000	USD	40,650,000	40,609,753	(40,247)
Thai Baht/United States Dollar
03/22/2019	BNP Paribas S.A.	THB	726,581,700	USD	22,289,150	23,279,468	990,318

						$131,437,527	$1,835,847

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/15/2019	Goldman Sachs	USD	155,167,155	AUD	214,500,000	$155,942,320	$(775,165)
United States Dollar/Chinese Yuan Renminbi Offshore
04/11/2019	Citibank N.A.	USD	14,645,906	CNH	100,295,165	14,958,230	(312,324)
United States Dollar/Indian Rupee
03/29/2019	HSBC Bank USA	USD	60,600,000	INR	4,337,754,060	60,741,058	(141,058)
United States Dollar/ Indonesian Rupiah
04/12/2019	Citibank N.A	USD	19,900,000	IDR	286,639,600,000	20,433,390	(533,390)
United States Dollar/Malaysian Ringgit
03/14/2019	Standard Chartered Bank	USD	9,721,225	MYR	40,713,465	9,932,997	(211,772)
United States Dollar/ Philippine Peso
04/29/2019	HSBC Bank USA	USD	9,300,000	PHP	490,705,200	9,364,938	(64,938)
04/29/2019	Royal Bank of Canada	USD	12,500,000	PHP	658,587,500	12,568,913	(68,913)
United States Dollar/South Korean Won
03/07/2019	UBS	USD	3,300,000	KRW	3,686,430,000	3,318,119	(18,119)

						$287,259,965	$(2,125,679)

						$418,697,492	$(289,832)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	55,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	$—	$3,766,484

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2019

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Fixed Income Investments
Bank Loans	$—	$—	$7,999,522	$7,999,522
Corporate Bonds	—	787,802,570	—	787,802,570
Government Bonds	—	858,456,618	—	858,456,618
Total Fixed Income Investments	—	1,646,259,188	7,999,522	1,654,258,710
Short-Term Investment	63,486,859	—	—	63,486,859
Total Investments	$63,486,859	$1,646,259,188	$7,999,522	$1,717,745,569

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$3,766,484	$—	$3,766,484
Forward Foreign Currency Exchange Contracts	—	1,876,094	—	1,876,094
Futures Contracts	2,524,527	—	—	2,524,527
Total Other Financial Instruments	$2,524,527	$5,642,578	$—	$8,167,105

Total Assets	$66,011,386	$1,651,901,766	$7,999,522	$1,725,912,674

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,165,926)	$—	$(2,165,926)
Futures Contracts	(1,375,306)	—	—	(1,375,306)

Total Liabilities - Other Financial Instruments	$(1,375,306)	$(2,165,926)	$—	$(3,541,232)

Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies. Level 3 investments held, at the beginning, during and at the end of the period in relation to net assets were not significant (less than 0.67% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented. The valuation technique used at January 31, 2019 was a single unadjusted broker quote. The inputs utilized by the broker to value the investment were not available.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2019

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2019

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2019